Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2023

	Shares	Value	Ticker	Total Cost
Common Stocks - 88.96%

Aerospace & Defense - 1.9%
AerSale Corp.	19,986	298,591	ASLE	286,407.98
		298,591		286,408

Banks - 4.65%
The First of Long Island Corp.	12,731	146,534	FLIC	258,289.87
First Internet Bancorp	15,044	243,863	INBK	381,192.64
Hingham Institution for Savings	1,825	340,819	HIFS	358,652.29
		731,216		998,134.80

Building Products - 0.75%
Masterbrand, Inc.	9,666	117,442	MBC	76,018.34
		117,442		76,018

Capital Markets - 11.19%
180 Degree Capital Corp.	43,812	185,763	TURN	347,912.43
Diamond Hill Investment Group, Inc. Class A	1,418	239,032	DHIL	189,282.89
Donnelley Financial Solutions, Inc.	3,994	224,782	DFIN	30,898.78
Heritage Global, Inc.	70,383	219,595	HGBL	185,536.78
Newtek Business Services Corp.	24,672	363,912	NEWT	333,529.08
Silvercrest Asset Management Group, Inc.	33,343	529,153	SAMG	537,817.13
		1,762,238		1,624,977.09

Commercial Services & Supplies - 2.29%
Perma-Fix Environmental Services, Inc.	34,565	361,204	PESI	190,541.19
		361,204		190,541

Communication Equipment- 1.59%
Aviat Networks, Inc. (a)	8,021	250,255	AVNW	178,551.68
		250,255		178,551.68

Construction & Engineering - 5.2%
Concrete Pumping Holdings, Inc.	23,898	205,045	BBCP	139,436.34
Orion Group Holdings, Inc.	104,325	559,182	ORN	359,092.65
Sterling Construction Co., Inc.	743	54,596	STRL	16,573.28
		818,822		515,102.27

Diversified Financial Services - 1.73%
TIPTREE, Inc. (a)	16,223	271,897	TIPT	104,517.46
		271,897		104,517.46

Electrical Equipment, Instruments & Comp - 3.1%
Iteris, Inc (a)	42,239	174,869	ITI	131,535.11
Richardson Electronics Ltd.	28,658	313,232	RELL	379,455.89
		488,101		510,991.00

Energy Equipment & Services-0.63%
Independence Contract Drilling, Inc.	33,121	99,363	ICD	127,803.80
		99,363		127,803.80

Equity Real Estate Investment Trusts - 2.08%
Postal Realty Trust, Inc.	24,214	326,889	PSTL	367,918.20
		326,889		367,918.20

Financials - 1.47%
American Coastal Insurance Corp.	31,584	232,458	ACIC	233,855.48
		232,458		233,855

Food Products - 0.26%
Coffee Holding Company, Inc. (a)	47,825	41,613	JVA	150,912.00
		41,613		150,912

Health Care Providers & Services - 0.66%
Psychemedics Corp.	26,088	103,569	PMD	222,260.42
		103,569		222,260

Household Durables - 2.88%
Flexsteel Industries, Inc.	21,859	453,793	FLXS	397,667.25
Zagg/Cvr.Us	71,453	-	ZAGG/CVR.US	-
		453,793		397,667

IT Services - 3.19%
International Money Express, Inc.	29,704	502,889	IMXI	626,497.40
		502,889		626,497

Insurance - 4.18%
Crawford & Company (CRD-A)	70,525	658,704	CRD.A.N	509,232.65
		658,704		509,232.65

Leisure Products - 3.52%
Smith & Wesson Brands, Inc.	42,965	554,678	SWBI	499,079.33
		554,678		499,079.33

Marine - 3.67%
Eagle Bulk Shipping, Inc.	5,775	242,723	EGLE	199,183.69
Genco Shipping & Trading Limited	23,893	334,263	GNK	296,228.55
		576,986		495,412.24

Metals & Mining -1.14%
Endeavour Silver Corp. (a)	27,796	67,544	EXK	69,663.23
Universal Stainless & Alloy Products, Inc. (a)	13,647	178,912	USAP	152,845.32
		246,456		222,508.55

Oil, Gas & Consumable Fuels - 12.06%
Alto Ingredients, Inc. (a)	108,706	480,481	ALTO	440,891.44
Adams Resources & Energy, Inc.	6,355	214,100	AE	213,857.70
Pason Systems Inc.	16,326	163,260	PSYTF	139,247.34
Teekay Tankers Ltd. (a)	3,981	165,729	TNK	59,844.39
Unit Corp.	7,040	385,088	UNTC	342,507.30
Vaalco Energy, Inc. (a)	111,635	490,078	EGY	273,548.82
		1,898,735		1,469,896.99

Personal Products - 3.13%
Nature's Sunshine Products, Inc.	29,764	493,189	NATR	338,222.54
		493,189		338,222.54

Professional Services - 4.14%
Acacia Research Corp. (a)	39,990	145,964	ACTG	176,631.17
BG Staffing, Inc.	52,655	506,015	BGSF	625,213.00
		651,978		801,844.17

Real Estate Management & Development - 2.28%
LuxUrban Hotels, Inc	77,137	359,458	LUXH	198,013.37
		359,458		198,013.37

Semiconductors & Semiconductor Equipment- 1.48%
Amtech Systems, Inc. (a)	21,809	166,185	ASYS	134,603.99
AXT, Inc.	27,683	66,439	AXTI	87,717.72
		232,624		222,322

Software - 1.11%
Allot Communications Ltd. (a)	44,024	95,972	ALLT	294,060.73
Intellicheck, Inc.	34,939	78,613	IDN	71,656.01
		174,585		365,716.74

Specialty Retail - 0.44%
America's Car-Mart, Inc. (a)	765	69,607	CRMT	49,597.57
		69,607		49,598

Technology Harware, Storage & Peripheral Total - 1.96%
CoreCard Corp.	4,490	89,800	CCRD	102,048.27
Immersion Corporation	33,187	219,366	IMMR	271,038.95
		309,166		373,087

Textiles, Apparel, & Luxury Goods - 7.01%
Culp, Inc. (a)	44,535	248,505	CULP	304,237.28
Lakeland Industries, Inc. (a)	33,369	502,871	LAKE	585,713.82
Movado Group, Inc. (a)	12,894	352,651	MOV	346,199.46
		1,104,027		1,236,151

Thrifts & Mortgage Finance - 0.38%
Federal Agricultural Mortgage Corp.	383	59,097	AGM	35,527.56
		59,097		35,527.56

Trading Companies & Distributors - 1.17%
Karat Packaging Co.	7,986	184,157	KRT	107,588.33
		184,157		107,588.33

TOTAL COMMON STOCKS (Cost $13,536,356)		14,433,790		13,536,356

Money Market Funds - 9.08%
First American Funds Government Obligation Class Y 4.94% (b)	1,428,874	1,428,874	FGVXX	1,428,873.75
		1,428,874		1,428,873.75

TOTAL MONEY MARKET FUNDS (Cost $1,428,874)		1,428,874		1,428,873.75

TOTAL INVESTMENTS (Cost $14,965,230) 100.77%		15,862,664	100.77%	14,965,229.64

Liabilities In Excess of Other Assets - -0.76%		(119,409)	-0.76%

TOTAL NET ASSETS - 100.00%		$ 15,741,463	100.01%

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 29, 2023.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 15,862,663.51	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	$ - 0 -	- 0 -
Total	$ 15,862,663.51	- 0 -